Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Current Assets:
Cash	$ 1,283,666	$ 117,523		$ 451,680
Accounts receivable	31,000	29,000		38,000
Prepaid expenses and other current assets	42,392	34,464		30,030
Total Current Assets	1,357,058	180,987		519,710
Property and equipment, net	136,406	175,235		327,847
Intangible assets, net	776,612	814,059		888,950
Security deposit		22,100		22,100
Deferred offering costs	162,003
Total Assets	2,432,079	1,192,381		1,758,607
Current Liabilities:
Accounts payable	1,526,957	1,893,827		2,454,944
Accrued expenses and other current liabilities	2,665,677	2,302,176		1,885,551
Accrued interest	505,210	338,619		329,166
Current portion of notes payable, net of debt discount of $2,035,578, $936,866 and $336,229 at June 30, 2019, December 31, 2018 and 2017, respectively	5,499,287	3,625,659		3,467,568
Derivative liabilities	946,071	1,094,607		216,073
Total Current Liabilities	11,143,202	9,254,888		8,353,302
Accrued expenses, non-current portion		36,500		38,000
Accrued interest, non-current portion	30,548	18,137		9,591
Notes payable, non-current portion, net of debt discount of $24,302, $75,497 and $1,256 at June 30, 2019, December 31, 2018 and 2017, respectively	200,800	523,894	[1]	194,282	[1]
Total Liabilities	11,374,550	9,833,419		8,595,175
Commitments and contingencies (See Note 6)
Stockholders' Deficiency:
Preferred stock, value
Common stock, value	19,793	11,728		6,112
Additional paid-in capital	63,000,354	55,269,490		44,561,773
Accumulated deficit	(71,962,618)	(63,922,256)		(51,404,453)
Total Stockholders' Deficiency	(8,942,471)	(8,641,038)		(6,836,568)
Total Liabilities and Stockholders' Deficiency	$ 2,432,079	$ 1,192,381		$ 1,758,607

[1]	As of December 31, 2018 and 2017, the Company reclassified principal in the aggregate amount of $523,894 and $194,282, respectively (net of debt discount of $75,497 and $1,256, respectively), and accrued interest in the aggregate amount of $18,137 and $9,591, respectively, to notes payable, non-current portion, net of debt discount and accrued interest, non-current portion, respectively, on the consolidated balance sheets related to outstanding notes payable that were converted into or exchanged for shares of common stock subsequent to December 31, 2018 and 2017, respectively. See Note 12 - Subsequent Events for additional details regarding notes payable.